ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable [Abstract]
Trade	$ 2,576	$ 2,235
Customer prepayments	1,532	1,449
Accrued liabilities	728	670
Other taxes	28	32
Accrued interest	70	72
Dividends	121	121
Derivative financial liabilities	62	7
Share-based payments	89	76
Accounts payable	$ 5,206	$ 4,662